Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Valens
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Valens loan facility	61,512	—	61,512
Issuance of common shares	83,953	—	83,953
Contingent consideration	—	602	602
	145,465	602	146,067

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	3,615	—	3,615
Accounts receivable	21,361	—	21,361
Marketable securities	876	—	876
Prepaid expenses and deposits	4,980	—	4,980
Inventory	14,140	—	14,140
Assets held for sale	6,330	—	6,330
Right of use assets	2,882	—	2,882
Property, plant and equipment	63,030	(10,938)	52,092
Intangible assets	2,285	(785)	1,500
Goodwill	68,697	12,325	81,022
Accounts payable and accrued liabilities	(34,185)	—	(34,185)
Contractual obligation	(5,339)	—	(5,339)
Lease liabilities	(3,207)	—	(3,207)
	145,465	602	146,067

Lightbox
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	1,654	324	1,978
Issuance of common shares	3,693	—	3,693
Extinguishment of convertible debenture	3,000	—	3,000
	8,347	324	8,671

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Inventory	154	—	154
Prepaid expenses and deposits	—	120	120
Right of use assets	2,828	(111)	2,717
Property, plant and equipment	964	73	1,037
Intangible assets	1,959	546	2,505
Lease liabilities	(2,828)	—	(2,828)
Total identifiable net assets acquired	3,077	628	3,705
Goodwill	5,270	(304)	4,966
	8,347	324	8,671

Superetta
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

Extinguishment of promissory note	2,625
2,625

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

Cash	80
Accounts receivable	30
Prepaid expenses and deposits	141
Inventory	371
Right of use assets	1,129
Property, plant and equipment	2,077
Accounts payable and accrued liabilities	(74)
Lease liabilities	(1,129)
2,625

Indiva
Disclosure of detailed information about business combination [line items]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:

Provisional
Extinguishment of term loan	18,923
Extinguishment of debtor-in-possession loan	1,750
Cash	385
21,058

Summary of Fair Value of Assets and Liabilities Acquired

The preliminary fair value of the assets and liabilities acquired was as follows:

Provisional
Cash	3
Accounts receivable	4,057
Inventory	4,860
Prepaid expenses and deposits	205
Right of use assets	562
Property, plant and equipment	21,213
Accounts payable and accrued liabilities	(4,100)
Lease liabilities	(286)
Total identifiable net assets acquired	26,514
Bargain purchase gain	(5,456)
21,058

The excess of the aggregate fair value of the identifiable net assets acquired over the fair value of the consideration was $5.46 million, which was recorded as a bargain purchase gain included in other expenses, net (note 31), in the accompanying consolidated statements of loss and comprehensive loss for the year ended December 31, 2024. The bargain purchase gain was primarily due to the fair value adjustments on the identifiable property, plant and equipment and net working capital acquired.